Loan commitments and financial guarantees contracts (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Beginning Balance		$ 6,845	$ 5,776
Net effect of changes in reserve for expected credit loss		182	799
Financial instruments that have been derecognized during the year		(6,666)	(971)
New instruments originated or purchased		2,928	1,241
End Balance		3,289	6,845
Financial instruments not credit-impaired one [Member]
Beginning Balance	[1]	1,358	1,143
Net effect of changes in reserve for expected credit loss	[1]	13	(54)
Financial instruments that have been derecognized during the year	[1]	(1,179)	(971)
New instruments originated or purchased	[1]	2,928	1,241
End Balance	[1]	3,089	1,358
Financial instruments not credit-impaired Two [Member]
Beginning Balance	[2]	5,487	4,633
Net effect of changes in reserve for expected credit loss	[2]	169	853
Financial instruments that have been derecognized during the year	[2]	(5,487)	0
New instruments originated or purchased	[2]	0	0
End Balance	[2]	200	5,487
Financial instruments credit-impaired [member]
Beginning Balance	[3]	0	0
Net effect of changes in reserve for expected credit loss	[3]	0	0
Financial instruments that have been derecognized during the year	[3]	0	0
New instruments originated or purchased	[3]	0	0
End Balance	[3]	0	0
Transfer to lifetime expected credit losses [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	0
Transfer to lifetime expected credit losses [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[1]	(31)	(1)
Transfer to lifetime expected credit losses [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[2]	31	1
Transfer to lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[3]	0	0
Transfer to credit-impaired instruments [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	0
Transfer to credit-impaired instruments [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[1]	0	0
Transfer to credit-impaired instruments [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[2]	0	0
Transfer to credit-impaired instruments [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[3]	0	0
Transfer to 12-month expected credit losses [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	0
Transfer to 12-month expected credit losses [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[1]	0	0
Transfer to 12-month expected credit losses [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[2]	0	0
Transfer to 12-month expected credit losses [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	[3]	$ 0	$ 0

[1]	12-month expected credit losses.
[2]	Lifetime expected credit losses.
[3]	Credit-impaired financial assets (lifetime expected credit losses).